Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net (loss) income	$ 2,375,945	$ 6,500,883
Adjustments to reconcile net income to net cash used in operating activities
Depreciation	58,596	39,478
Deferred tax (expense) benefit	(250,169)	853,494
Changes in operating assets and liabilities
Restricted cash	728,443	143,552
Accounts receivable	308,130	13,431
Revenue in excess of billings	14,781,807	(6,221,649)
Prepayments	(5,903,997)	1,501,616
Other receivables	(996,465)	(2,212,299)
Receivable from an equity owner	(2,121,116)	7,521,890
Real estate properties held for sale	0	593,979
Real estate properties and land lots under development	(79,553,387)	(43,367,394)
Accounts payable	30,462,753	2,435,869
Income taxes payable	(22,512)	(752,840)
Other taxes payable	534,162	(2,182,337)
Other payables and accrued liabilities	770,163	4,372,744
Customer deposits	19,418,923	7,058,875
Net cash used in operating activities	(19,408,724)	(23,700,708)
Cash flows from investing activities:
Purchases of equipment	(128,799)	(85,987)
Cash flows from financing activities:
Proceeds from financial institution loans	22,748,197	17,188,694
Repayment of a financial institution loan	(1,537,040)	0
Proceeds from common stock and warrants issued	3,380,080	0
Payment for common stock and warrants issuance costs	(1,000,931)	0
Proceeds from due to a stockholder	0	17,864,488
Repayments of due to a stockholder	(3,902,553)	0
Payment for due from related parties	(970,242)	0
Net cash provided by financing activities	18,717,511	35,053,182
Effect of exchange rate changes on cash and cash equivalents	162,587	315,966
Net increase (decrease) in cash and cash equivalents	(657,425)	11,582,453
Cash and cash equivalents - beginning of the period	6,233,301	6,807,095
Cash and cash equivalents - end of the period	5,575,876	18,389,548
Supplementary cash flow information
Cash paid for income tax	81,035	771,806
Cash paid for interest expense	$ 2,440,104	$ 790,392